Taxation - Reconciliation (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Taxation
Loss before income tax expense	¥ (3,974,684)	$ (623,717)	¥ (5,297,714)	¥ (11,287,764)
Income tax benefit computed at PRC statutory income tax rate of 25%	(993,671)		(1,324,429)	(2,821,941)
Non-deductible expenses	29,325		47,151	58,374
Foreign tax rates differential	100,690		(81,668)	107,617
Additional 100%/75% tax deduction for qualified research and development expenses	(546,805)		(36,775)	(22,630)
Tax exempted interest income	(2,194)			(3,093)
Non-taxable offshore income			(523,276)
US tax credits	(30,273)		(21,633)	(72,448)
Effect of tax rate change	286,693
Prior year adjustments			(4,324)	(16,259)
Others	1,206		(1,241)	(2,285)
Change in valuation allowance	1,199,706		1,950,081	2,775,983
Income tax expense	¥ 42,265	$ 6,632	¥ 6,368	¥ 7,888